Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Net sales Based on Geographic Areas	The

following is a summary of net sales for the three and nine months ended September 30, 2025 and 2024, based on the country of the corporate headquarters of the ultimate end customer (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
United States	$16,164	$9,617	$44,808	$28,239
China	1,223	10,107	4,240	26,239
Rest of the World*	778	542	2,722	1,250

Total	$18,165	$20,266	$51,770	$55,728

*	Other countries individually less than 10%
The following is a summary of net sales for the years ended December 31, 2024 and 2023, based on the country of the corporate headquarters of the ultimate end customer (in thousands):

	2024	2023
China	$38,016	$43,113
United States	36,554	17,024
Netherlands	34	3,458
Rest of the World*	1,463	1,942

Total	$76,067	$65,537

*	Other countries individually less than 10%

Summary of Capitalized Cloud-based Computing Implementation Costs	Capitalized cloud-based computing implementation costs as of December 31, 2024 and 2023 are:

	2024	2023
Capitalized cloud-based computing implementation costs	$1,137	$1,125
Less: Accumulated amortization	380	13

Capitalized cloud-based computing implementation costs, net	$757	$1,112